Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2204
Registrant Name	dei_EntityRegistrantName	Federated Hermes MDT Series
CIK	dei_EntityCentralIndexKey	0001363526
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2024
Prospectus Date	rr_ProspectusDate	May 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes MDT Large Cap Growth Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QRLGX
Federated Hermes MDT Large Cap Growth Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QISCX